Other Non-Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Other Non-Current Liabilities
Deferred revenue	¥ 2,288,111		¥ 1,451,313
Warranty liabilities	2,277,144		1,444,551
Deferred government grants	309,762		312,837
Non-current finance lease liabilities	14,457		31,646
Deferred construction allowance	3,555		12,298
Others	250,998		287,813
Total	¥ 5,144,027	$ 745,814	¥ 3,540,458